Goodwill and Intangible Assets, Net	6 Months Ended	12 Months Ended
	Jul. 13, 2013	Dec. 29, 2012
Goodwill and Intangible Assets, Net

4. GOODWILL AND INTANGIBLE ASSETS, NET

The following table summarizes the change in the Company’s goodwill balance during the 28-week period ended July 13, 2013 (dollars in thousands):

Balance – December 29, 2012	$15,002
Acquisition of supermarkets	4,306

Balance – July 13, 2013	$19,308

Intangible assets, net of accumulated amortization, consist of the following (dollars in thousands):

July 13, 2013	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted Average Amortization Period
Tradename – indefinite	$41,011	$—	$41,011	Indefinite life
Favorable lease rights	32,651	(16,582)	16,069	9.8
Customer relationships	28,596	(24,173)	4,423	8.4
Franchise agreements	11,538	(5,896)	5,642	11.0
Tradenames – finite	5,310	(2,681)	2,629	8.8
Other	619	(363)	256	5.0

	$119,725	$(49,695)	$70,030	9.4

December 29, 2012	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Tradename – indefinite	$41,011	$—	$41,011
Favorable lease rights	32,826	(14,759)	18,067
Customer relationships	28,591	(22,794)	5,797
Franchise agreements	11,538	(5,331)	6,207
Tradenames – finite	5,310	(2,222)	3,088
Other	704	(376)	328

	$119,980	$(45,482)	$74,498

The Tops tradename is reviewed annually for impairment on December 1, or more frequently, if impairment indicators arise. Based on the Company’s assessment, no impairment indicators existed during the 28-week periods ended July 13, 2013 and July 14, 2012.

During the 12-week periods ended July 13, 2013 and July 14, 2012, amortization expense was $1.9 million and $1.6 million, respectively. During the 28-week periods ended July 13, 2013 and July 14, 2012, amortization expense was $4.5 million and $3.9 million, respectively. This amortization is included in depreciation and amortization in the condensed consolidated statements of comprehensive (loss) income.

During the 12 and 28-week periods ended July 13, 2013, depreciation and amortization in the condensed consolidated statements of comprehensive (loss) income includes $0.4 million and $0.9 million, respectively, of contra-expense related to the amortization of unfavorable lease rights which are classified in other long-term liabilities in the July 13, 2013 and December 29, 2012 condensed consolidated balance sheets. The unamortized balance of unfavorable lease rights was $7.6 million as of July 13, 2013. Expected future amortization of these unfavorable lease rights is contra-expense of $0.7 million in the remaining period of Fiscal 2013, $1.3 million in Fiscal 2014, $1.2 million in Fiscal 2015, $1.1 million in Fiscal 2016, $0.9 million in Fiscal 2017 and $2.4 million thereafter.

As of July 13, 2013, expected future amortization of intangible assets is as follows (dollars in thousands):

2013 (remaining period)	$3,680
2014	6,963
2015	5,744
2016	4,283
2017	3,112
Thereafter	5,237

5. GOODWILL AND INTANGIBLE ASSETS, NET

The following table summarizes the change in the Company’s goodwill balance during Fiscal 2012 (dollars in thousands):

Balance – December 31, 2011	$462
Acquisition of GU supermarkets (Note 2)	12,769
Acquisition of independent supermarkets	1,771

Balance – December 29, 2012	$15,002

Goodwill is reviewed annually for impairment on December 1, or more frequently upon the occurrence of trigger events. Based on the Company’s assessment, no goodwill impairments were recorded during Fiscal 2012 or Fiscal 2011.

Intangible assets, net of accumulated amortization, consist of the following (dollars in thousands):

December 29, 2012	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted Average Amortization Period
Tradename – indefinite	$41,011	$—	$41,011	Indefinite life
Favorable lease rights	32,826	(14,759)	18,067	9.8
Customer relationships	28,591	(22,794)	5,797	8.4
Franchise agreements	11,538	(5,331)	6,207	11.0
Tradenames – finite	5,310	(2,222)	3,088	8.8
Other	704	(376)	328	5.0

	$119,980	$(45,482)	$74,498	9.3

December 31, 2011	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Tradename – indefinite	$41,011	$—	$41,011
Customer relationships	28,591	(19,643)	8,948
Favorable/unfavorable lease rights	17,789	(6,610)	11,179
Franchise agreements	11,538	(4,288)	7,250
Tradenames – finite	4,310	(1,504)	2,806
Other	706	(237)	469

	$103,945	$(32,282)	$71,663

The Tops tradename is reviewed annually for impairment on December 1, or more frequently, if impairment indicators arise. Based on the Company’s assessment, no impairment was recorded during Fiscal 2012, Fiscal 2011 or Fiscal 2010.

Amortization expense related to intangible assets was $8.6 million, $8.7 million and $10.3 million in Fiscal 2012, Fiscal 2011 and Fiscal 2010, respectively. Such amortization is included in administrative expenses in the consolidated statements of comprehensive (loss) income.

Depreciation and amortization in the Fiscal 2012 consolidated statement of operations and comprehensive (loss) income includes $1.6 million of contra-expense related to the amortization of unfavorable lease rights which are classified in other long-term liabilities in the December 29, 2012 consolidated balance sheet. Expected future amortization of these unfavorable lease rights is contra-expense of $1.5 million in Fiscal 2013, $1.3 million in Fiscal 2014, $1.2 million in Fiscal 2015, $1.1 million in Fiscal 2016, $0.9 million in Fiscal 2017 and $2.4 million thereafter.

As of December 29, 2012, expected future amortization of intangible assets is as follows (dollars in thousands):

2013	$8,153
2014	6,962
2015	5,743
2016	4,282
2017	3,111
Thereafter	5,236